Stock options (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options Tables
Summary of stock options
			Average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$ 0.75	345,000	345,000	0.5
$ 0.76	104,001	104,001	1.1
$ 0.86	530,000	530,000	0.6
$ 1.20	300,000	300,000	0.6
$ 1.35	554,400	238,132	3.0
$ 1.39	30,000	30,000	2.5
$ 1.45	37,500	37,500	4.9
$ 1.48	37,500	37,500	4.5
$ 1.49	150,000	-	4.4
$ 1.50	100,000	-	4.6
$ 1.51	150,000	-	4.7
$ 1.55	40,000	26,667	2.2
$ 1.57	30,000	10,000	3.1
$ 1.61	25,000	16,667	2.1
$ 1.67	150,000	100,000	2.9
$ 1.73	92,600	59,267	3.9
$ 1.82	215,000	71,667	3.8
$ 1.83	30,000	30,000	2.0
$ 2.10	300,000	100,000	3.7
$ 1.33	3,221,001	2,036,401	2.38

Number of stock options outstanding
	For the year ended		For the year ended
	December 31, 2016		December 31, 2015
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	3,462,835	$ 1.26	2,541,435	$ 1.02
Granted	475,000	$ 1.50	1,268,666	$ 1.66
Exercised	(565,722)	-	(347,266)	$ 0.97
Forfeited	(151,112)	$ 1.50	-	-
Options outstanding, end of the period	3,221,001	$ 1.33	3,462,835	$ 1.26
Options exercisable, end of the period	2,036,401	$ 1.17	2,004,268	$ 1.01

Stock based compensation expense
Year ended December 31	2016	2015	2014
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	4.9	5.0
Expected volatility in the price of common shares	85%	105%	113%
Risk free interest rate	0.75%	1.0%	1.5%
Weighted average fair market value per share at grant date	$ 0.99	$ 1.28	$ 1.24
Intrinsic (or "in-the-money") value per share of options exercised	$ 0.45	$ 1.40	$ 0.85